DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
DERIVATIVE FINANCIAL INSTRUMENTS
Summary of changes in fair value of the Company's Level 3 financial liabilities
Debt Derivative Liabilities
Balance, December 31, 2018	$—
Debt discount from initial derivative	1,774,000
Initial fair value of derivative liabilities	2,601,631
Change in derivative liability from conversion of notes payable	(407,654)
Change in fair value of derivative liabilities at end of period	4,868,537
Balance, December 31, 2019	$8,836,514
Change in derivative liabilities from conversion of notes payable	(1,144,290)
Change in derivative liabilities from the Odyssey conversion to a term loan	(1,286,762)
Change in fair value of derivative liabilities at end of period – derivative expense	(1,140,323)
Balance, December 31, 2020	$5,265,139

Changes in fair value of Company's Level 3 financial liabilities
Debt Derivative Liabilities
Balance, December 31, 2019	$8,836,514
Change in derivative liabilities from conversion of notes payable	(1,144,290)
Change in derivative liabilities from the Odyssey conversion to a term loan	(1,286,762)
Change in fair value of derivative liabilities for the period – derivative gain	(1,140,323)
Balance, December 31, 2020	$5,265,139
Initial fair value of derivative liabilities during the period	77,897
Reclassification of certain derivative liabilities	(185,108)
Change in fair value of derivative liabilities for period – derivative expense	3,098,381
Balance, September 30, 2021	$8,256,309